Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Class A ordinary shares outstanding	31,116,305	31,116,305